General Information - POSCO's Shareholders (Parenthetical) (Detail) - ₩ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Details of Shareholders [abstract]
Number of shares represented by ADRs	0.25
Common share par value	₩ 5,000	₩ 5,000